CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (269,935)	$ (19,144)	$ (511,846)	$ (55,107)	$ (69,459)	$ (56,945)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			2,124	3,619	4,616	4,114
Stock-based compensation	5,245	1,718	10,136	3,989	5,550	5,399
Non-cash lease expense			1,372	1,698	1,832	2,164
Transaction costs allocated to common stock warrants			3,223	0
Change in fair value of second lien loans			23,938	0
Accretion of discount on marketable securities						(909)
Change in fair value of simple agreements for future equity	(2,473)	0	190,075	0	4,109	0
Change in fair value of redeemable convertible preferred stock warrant liabilities	5,974	(107)	7,272	(321)	(426)	(126)
Loss on issuance of common stock	3,220	0	3,220	0
Loss on issuance of Series A cumulative redeemable convertible preferred stock	84,174	0	84,174	0
Loss on issuance of common stock warrants	123,328	0	123,328	0
Non-cash interest expense			641	301	402	788
Loss on disposal of property and equipment			130	0
Changes in operating assets and liabilities:
Accounts receivable			574	57	(1,044)	9
Prepaid expenses			(2,596)	(3,369)	645	(484)
Other assets			0	276	276	(276)
Accounts payable			(239)	(181)	(811)	558
Accrued expenses			(4,589)	14,398	5,102	3,833
Operating lease liabilities			(1,369)	(1,627)	(1,796)	(2,222)
Other liabilities			216	43	43	255
Net cash used in operating activities			(70,216)	(36,224)	(50,961)	(43,842)
Cash flows from investing activities:
Proceeds from maturities of marketable securities						51,000
Purchases of marketable securities						(30,452)
Purchases of property and equipment			(11,881)	(753)	(3,192)	(3,270)
Payment of deposits			0	(20)	(20)
Net cash used in investing activities			(11,881)	(773)	(3,212)	17,278
Cash flows from financing activities:
Proceeds from the issuance of debt, net of issuance costs						3,671
Repayment of debt			(11,776)	(1,665)	(2,238)	(1,934)
Proceeds from issuance of second lien loans			43,865	0
Proceeds from issuance of simple agreements for future equity			23,660	44,054	45,192	10,000
Proceeds from issuance of the Series A cumulative redeemable convertible preferred stock			145,000	0
Proceeds from the reverse recapitalization, net of transaction costs			26,239	0
Proceeds from exercise of stock options			1,221	44	172	292
Payments for deferred offering costs			(16,618)	0
Net cash provided by financing activities			211,591	42,433	43,126	12,029
Net change in cash			129,494	5,436	(11,047)	(14,535)
Cash – beginning of period			18,159	29,206	29,206	43,741
Cash – end of period	147,653	34,642	147,653	34,642	18,159	29,206
Components of cash and restricted cash at period end:
Cash	146,203	33,192	146,203	33,192	16,709	27,756
Restricted cash	1,450	1,450	1,450	1,450	1,450	1,450
Total cash and cash equivalents and restricted cash	147,653	$ 34,642	147,653	34,642	18,159	29,206
Supplemental disclosure of non-cash activities
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities			2,947	60	118
Conversion of simple agreements for future equity into common stock in connection with reverse recapitalization			263,036	0
Conversion of legacy redeemable preferred stock into common stock in connection with reverse recapitalization	$ 263,000		170,648	0
Conversion of second lien loans into common stock in connection with reverse recapitalization			67,379	0
Settlement of transaction costs in common stock in connection with reverse recapitalization			12,500	0
Exchange of simple agreements for future equity for second lien loan			10,000	0
Cash paid for interest			2,733	3,467	4,561	4,606
Net exercise of warrants in connection with reverse recapitalization			8,891	0
Issuance of non-redemption common stock in connection with reverse recapitalization			3,220	0
Liabilities assumed from reverse recapitalization			31	0
Cash paid for income taxes			0	3	3	5
Deferred offering costs related to reverse recapitalization included in accrued liabilities			$ 159	$ 0
Operating lease right-of-use asset obtained in exchange for operating lease liability upon modification of operating lease					1,881	2,388
Operating lease right-of-use asset obtained in exchange for operating lease liability upon new operating lease					$ 1,146
Proceeds from exercise of stock options in prepaid and other current assets						$ 14